Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Floor Plan Notes Payable

The M&T Floor Plan Line of Credit consists of the following:

	Successor
	As of June 30, 2019	As of December 31, 2018
	(Unaudited)
Floor plan notes payable, gross	$94,992	$143,885
Debt discount	(254)	(416)
Floor plan notes payable, net of debt discount	$94,738	$143,469

The M&T Floor Plan Line of Credit consists of the following as of December 31, 2018:

Successor
As of December 31, 2018
Floor plan notes payable, gross	$143,885
Debt discount	(416)
Floor plan notes payable, net of debt discount	$143,469

The floor plan line of credit consists of the following as of December 31, 2017:

Predecessor
As of December 31, 2017
Floor plan notes payable, gross	$105,207
Debt discount	(231)
Floor plan notes payable, net of debt discount	$104,976

Schedule of Long Term Debt

Long-term debt consists of the following as of December 31, 2018:

	Successor
	As of December 31, 2018
	Gross Principal Amount	Debt Discount	Total Debt, Net of Debt Discount

Term loan	$17,825	$(42)	$17,783
Acquisition notes payable (See Note 3)	5,638	-	5,638
Total long-term debt	23,463	(42)	23,421
Less: current portion	4,408	-	4,408
Long term debt, non-current	$19,055	$(42)	$19,013

The principal balance on the Term Loan was repaid on March 15, 2018 when the Company switched lenders to M&T Bank.

	Predecessor
	As of December 31, 2017
	Gross Principal Amount	Debt Discount	Total Debt, Net of Debt Discount

Term loan	$9,130	$(65)	$9,065
Capital lease obligation	12	-	12
Total long-term debt	9,142	(65)	9,077
Less: current portion	1,870	-	1,870
Long term debt, non-current	$7,272	$(65)	$7,207

Schedule of Future Maturities of Long Term Debt	Future maturities of long term debt are as follows:
Years ending December 31,
2019	$4,408
2020	4,484
2021	13,477
2022	1,094
Total	$23,463